Taxation - Schedule of Tax Balances as Presented in Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxation [Abstract]
Income tax receivable – current	$ 6,372	$ 0
Tax liability – current	$ (1,208)	$ (75)